INVESTMENT PROPERTY OPERATING EXPENSES - SCHEDULE OF INVESTMENT PROPERTY OPERATING EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investment Property Operating Expenses
Repair and maintenance	$ 2,933,350	$ 2,351,598	$ 1,661,900
Utilities	632,010	445,114	345,097
Insurance	469,823	375,108	305,878
Property management	319,650	242,098	421,534
Real estate taxes	747,297	731,261	357,457
Expected credit losses adjustments	(75,152)	(87,723)	1,470,990
Tenant-billable operating expenses	1,122,759	929,056	802,658
Interest expenses on property related lease liabilities	257,144	0	0
Other property related expenses	567,653	156,438	41,925
Total	$ 6,974,534	$ 5,142,950	$ 5,407,439